Leases - Maturities of Lease Liabilities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Operating Leases Future Minimum Rental Payments
2020	$ 144
2021	145
2022	129
2023	112
2024	95
Thereafter	712
Total lease payments	1,337
Less: Imputed interest	367
Present value of lease liabilities	970
Finance Leases
2020	1
2021	0
2022	0
2023	1
2024	1
Thereafter	11
Total lease payments	14
Less: Imputed interest	10
Present value of lease liabilities	4
Legally binding lease payments for leases signed but not yet commenced	$ 27